Related Party Disclosures - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Purchases from
Other transactions with	2,000	30,000	2,000	31,000
SMP
Disclosure of transactions between related parties [line items]
Purchases from	0	11,000	0	25,000
Other transactions with	0	26,000	0	27,000
Mamoura Holdings (US) LLC (consulting service fees)
Disclosure of transactions between related parties [line items]
Other transactions with	1,000	4,000	1,000	4,000
MDC General Services Holding Company LLC (recharge of expenses)
Disclosure of transactions between related parties [line items]
Other transactions with	$ 1,000	$ 0	$ 1,000	$ 0